Intangible assets net Land use rights (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of Intangible Assets	$ 8,356	$ 472,140	$ 441,489
Land use rights
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Intangible Assets, Net (Excluding Goodwill)	$ 179,207	$ 200,204